Cover	Apr. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2026
Entity File Number	001-41037
Entity Registrant Name	SOCIETY PASS INCORPORATED
Entity Central Index Key	0001817511
Entity Tax Identification Number	83-1019155
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	701 S. Carson Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	+65
Local Phone Number	6518-9385
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SOPA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false